As filed with the Securities and Exchange Commission on January 16, 2015

Securities Act File No. 333-198478

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-198478) filed with the Securities and Exchange Commission on September 29, 2014 (SEC Accession No 0001193125-14-357434).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust (6)

(2)	Bylaws (6)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

(5)	See Exhibits 1 and 2

(6)	(a)	Investment Advisory Agreements

(i) Investment Advisory Agreement (28)

(ii) Investment Advisory Agreement Schedule A (32)

	(b)	Sub-Advisory Agreements

(i) Sub-Advisory Agreement on behalf of Transamerica Vanguard ETF Portfolio – Growth VP (6)

(ii) Sub-Advisory Agreement on behalf of Transamerica Vanguard ETF Portfolio – Aggressive Growth VP (29)

(7)	Distribution Agreement (1)

	(a)	Amendment to Distribution Agreement (20)

	(b)	Amended and Restated Distribution Agreement dated November 1, 2007 (6)

	(c)	Amendment to Distribution Agreement dated May 1, 2008 (7)

	(d)	Updated Schedule I (32)

(8)	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 (9)

(9)	Custodian Agreement dated January 1, 2011 (12)

	(a)	Amendment to Custodian Agreement dated December 17, 2012 (26)

	(b)	Amended Appendix A-1 (32)

(10)	Plan of Distribution under Rule 12b-1

	(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (6)

(1) Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (7)

(2) Updated Schedule A (32)

	(b)	Multiple Class Plan dated January 22, 2009 (8)

(11)	Opinion of Counsel as to the legality of the securities (30)

(12)	Opinion of Counsel as to tax matters (filed herein)

(13)	(1)	Administrative Services Agreement dated July 15, 2010 (11)

		a.	Amended Services Agreement dated February 1, 2012 (18)

		d.	Updated Schedule A (32)

	(2)	Transfer Agency Agreement, as amended through May 1, 2008 (8)

	(3)	Expense Limitation Agreement (3)

		a.	Amendment to Expense Limitation Agreement dated May 1, 2008 (7)

		b.	Amendment to Expense Limitation Agreement dated July 1, 2009 (21)

		c.	Amended and Restated Expense Limitation Agreement dated May 1, 2011 (13)

		d.	Updated Schedule A and B (32)

	(4)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Transamerica Premier Life Insurance Company dated July 1, 1992, as amended May 1, 2009 (10)

		a.	Amendment dated May 1, 2010 (10)

		b.	Amendment dated May 1, 2011 (13)

		c.	Amendment dated May 1, 2012 (18)

		d.	Amendment dated September 17, 2012 (23)

		e.	Amendment dated May 1, 2013 (28)

		f.	Updated Schedule A dated May 1, 2014 (28)

	(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 (8)

	(6)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended (10)

		a.	Amendment dated May 1, 2010 (10)

		b.	Amendment dated May 1, 2011 (13)

		c.	Amendment dated May 1, 2012 (18)

		d.	Amendment dated September 17, 2012 (23)

		e.	Amendment dated May 1, 2013 (28)

		f.	Updated Schedule A dated February 5, 2014 (28)

		g.	Amendment dated May 1, 2014 (28)

(14)	Consent of Independent Registered Certified Public Accounting firm (30)

(15)	Not applicable

(16)	Power of Attorney (30)

(17)	(a)	Code of Ethics – AUIM (28)

	(b)	Prospectus dated May 1, 2014 (28) as supplemented through July 1, 2014 (30)

	(c)	Statement of Additional Information dated May 1, 2014 (28) as supplemented through August 15, 2014 (30)

	(d)	Annual Report to Shareholders for the year ended December 31, 2013 (27)

	(e)	Semi-Annual Report to Shareholders for the period ended June 30, 2014 (31)

(1)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.
(2)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
(9)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 108 to the Registration Statement filed on February 26, 2010 (File No. 33-02659).
(10)	Previously filed with Post-Effective Amendment No. 91 to the Registration Statement filed on April 28, 2010 and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 93 to the Registration Statement filed on August 13, 2010 and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 95 to the Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008.
(15)	Previously filed with Post-Effective Amendment No. 126 to the Transamerica Funds Registration Statement filed on April 29, 2011 and incorporated herein by reference.
(16)	Previously filed with the Registration Statement on Form N-14 filed on January 22, 2010 and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 100 to the Registration Statement filed on December 9, 2011 and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 106 to the Registration Statement filed on April 26, 2012 and incorporated by reference herein,
(19)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.
(21)	Previously filed with Post-Effective Amendment No. 83 to the Registration Statement filed on August 14, 2009 and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 102 to the Registration Statement filed on February 2, 2012 and incorporated herein by reference.
(23)	Previously filed with Post-Effective Amendment No. 114 to the Registration Statement filed on September 7, 2012 and incorporated herein by reference.
(24)	Previously filed with Post-Effective Amendment No. 75 to the Registration Statement filed on December 5, 2008 and incorporated herein by reference.
(25)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659).
(26)	Previously filed with Post-Effective Amendment No. 116 to the Registration Statement filed on February 13, 2013 and incorporated herein by reference.
(27)	Filed with Part C to the Registration Statement on Form N-14 on March 20, 2014
(28)	Previously filed with Post-Effective Amendment No. 123 to the Registration Statement filed on May 1, 2014 and incorporated herein by reference.
(29)	Previously filed with Post-Effective Amendment No. 88 to the Registration Statement filed on November 19, 2009 and incorporated herein by reference.
(30)	Previously filed with the Registration Statement on Form N-14 filed on August 29, 2014 and incorporated herein by reference.
(31)	Previously filed on Form N-CSR on September 3, 2014 and incorporated herein by reference.
(32)	Previously filed with Post-Effective Amendment No. 127 to the Registration Statement filed on November 7, 2014 and incorporated herein by reference.

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Series Trust (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 16th day of January 2015.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	January 16, 2015

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	January 16, 2015

/s/ Leo J. Hill Leo J. Hill*		Trustee	January 16, 2015

/s/ David W. Jennings David W. Jennings*		Trustee	January 16, 2015

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*		Trustee	January 16, 2015

/s/ Eugene M. Mannella Eugene M. Mannella*		Trustee	January 16, 2015

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	January 16, 2015

/s/ John W. Waechter John W. Waechter*		Trustee	January 16, 2015

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	January 16, 2015

/s/ Vincent J. Toner Vincent J. Toner		Vice President and Treasurer	January 16, 2015

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	January 16, 2015

**	Attorney-in-fact pursuant to power of attorney as filed previously.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters